INVESTMENT IN JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENT IN JOINT VENTURES
Summary of Changes to Investments in Joint Ventures

The movements in investment in jointly controlled entities in the parent company were as follows:

	Raízen S.A.	Terminal Alvorada S.A	Radar Gestão de Invest. S.A.	Total
Shares issued by the joint venture	10,352,509,484	100,197,076	24,800,000
Shares held by Cosan	4,557,597,117	50,098,538	12,400,000
Cosan ownership interest	5.01%	50.00%	50.00%
Percentage of indirect interest (Cosan Nove)	25.86%	—	—
Total (i)	30.87%	50.00%	50.00%
Balance as of January 1, 2023	11,221,356	—	—	11,221,356
Interest in earnings of joint ventures	1,694,679	1,266	—	1,695,945
Asset and liability valuation adjustment	(7,428)	—	—	(7,428)
Capital increase	—	47,300	—	47,300
Dividends	(1,214,731)	—	—	(1,214,731)
Balance as of December 31, 2023	11,693,876	48,566	—	11,742,442
Interest in earnings of joint ventures	(1,218,804)	(7,445)	(3,731)	(1,229,980)
Asset and liability valuation adjustments	139,892	—	—	139,892
Capital increase (ii)	—	—	12,337	12,337
Dividends	(119,647)	—	—	(119,647)
Balance as of December 31, 2024	10,495,317	41,121	8,606	10,545,044